ANNUAL NOTICE OF UNDERLYING FUND ANNUAL REPORT MAILING

TO:	Securities and Exchange Commission
FROM:	Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and Nationwide VLI Separate Account - 5 (collectively, the “Filers”)
DATE:	March 1, 2020
RE:	Nationwide VLI Separate Account - 5 (“Registrant”)
File No. 811-10143
Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

The annual reports for the following underlying funds for the period ended December 31, 2019, have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. The Filers understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, have incorporated these filings by reference.

Fund Company	CIK Code
Ivy Variable Insurance Portfolios - Asset Strategy: Class II	0000810016
Ivy Variable Insurance Portfolios - Asset Strategy: Class II	0000810016
Ivy Variable Insurance Portfolios - Asset Strategy: Class II	0000810016
Ivy Variable Insurance Portfolios - Balanced: Class II	0000810016
Ivy Variable Insurance Portfolios - Balanced: Class II	0000810016
Ivy Variable Insurance Portfolios - Balanced: Class II	0000810016
Ivy Variable Insurance Portfolios - Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Corporate Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Corporate Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Corporate Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Energy: Class II	0000810016
Ivy Variable Insurance Portfolios - Energy: Class II	0000810016
Ivy Variable Insurance Portfolios - Energy: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Equity Income: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Equity Income: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Equity Income: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Government Money Market: Class II	0000810016
Ivy Variable Insurance Portfolios - Government Money Market: Class II	0000810016
Ivy Variable Insurance Portfolios - Government Money Market: Class II	0000810016
Ivy Variable Insurance Portfolios - Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - High Income: Class II	0000810016
Ivy Variable Insurance Portfolios - High Income: Class II	0000810016
Ivy Variable Insurance Portfolios - High Income: Class II	0000810016
Ivy Variable Insurance Portfolios - International Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - International Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - International Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Natural Resources: Class II	0000810016
Ivy Variable Insurance Portfolios - Natural Resources: Class II	0000810016
Ivy Variable Insurance Portfolios - Natural Resources: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II	0000810016

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Science and Technology: Class II	0000810016
Ivy Variable Insurance Portfolios - Science and Technology: Class II	0000810016
Ivy Variable Insurance Portfolios - Science and Technology: Class II	0000810016
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	0000810016
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	0000810016
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Core: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Core: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Core: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Value: Class II	0000810016
Ivy Variable Insurance Portfolios - Value: Class II	0000810016
Ivy Variable Insurance Portfolios - Value: Class II	0000810016

Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at is nfscomp@nationwide.com.

Thank you.